Condensed interim consolidated statement of financial position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 586,115	$ 751,693
Intangible assets	129,052	225,776
Right-of-use assets	321,199	484,362
Deferred tax assets	6,104,121	9,468,808
Total non current assets	7,140,487	10,930,639
Current assets
Prepaid expenses and other current assets	1,517,192	2,142,194
Trade and other receivables	3,994,798	5,327,877
Sublease receivables	230,984	571,022
Cash and cash equivalents	1,182,269	2,922,755
Total current assets	6,925,243	10,963,848
Assets classified as held for sale	1,521	1,261
Total assets	14,067,251	21,895,748
EQUITY
Share capital	22,985	16,979
Share premium	349,691,503	347,295,152
Employee share scheme reserve	467,063	507,677
Foreign currency translation reserve	(16,277,827)	(11,466,066)
Reserve of disposal groups classified as held for sale	2,204,971	2,106,737
Accumulated losses	(335,199,151)	(329,506,304)
Equity attributable to equity holders of the Parent Company	909,544	8,954,175
Non-controlling interests	(3,039,317)	(3,039,317)
Total (deficit)/ equity	(2,129,773)	5,914,858
Non-current liabilities
Derivative warrant liabilities	85,136	106,420
Accounts payable, accruals and other payables	24,977	83,961
Lease liabilities	807,831	1,021,716
Total non current liabilities	917,944	1,212,097
Current liabilities
Accounts payable, accruals and other payables	7,368,073	7,829,837
Deferred purchase price	2,697,819	1,207,682
Current tax liabilities	464,134	627,068
Due to related party		131,523
Lease liabilities	515,040	640,695
Total current liabilities	11,045,066	10,436,805
Liabilities directly associated with assets classified as held for sale	4,234,014	4,331,988
Total liabilities	16,197,024	15,980,890
Total equity and liabilities	$ 14,067,251	$ 21,895,748